GENERAL AND ADMINSTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Salaries	$ 33.5	$ 22.8
Directors' fees and expenses	1.4	1.1
Professional and consulting fees	10.4	8.3
Other administration costs	1.1	1.3
Share-based compensation	4.7	6.1
(Gain) loss on cash flow hedges	(0.6)	(2.6)
Depreciation expense	1.5	1.8
General and administrative	$ 52.0	$ 38.8